VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Balance	$ 1,318,714	$ 1,283,925	$ 1,125,112
Charged to costs and expenses	231,995	140,457	332,363
Charged to other accounts	0	0	0
Deductions	595,429	105,668	173,550
Balance	955,280	1,318,714	1,283,925
Allowance for Sales Returns [Member]
Balance			0
Charged to costs and expenses			372,811
Charged to other accounts			0
Deductions			372,811
Balance			$ 0